Derivative instruments and hedging activities - Volume of derivative activity in statement of financial position (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2022	Mar. 31, 2021
Derivatives, Fair Value [Line Items]
Total Notional	[1]	¥ 3,159,018	¥ 2,956,947
Derivative assets, Fair value		18,162	16,006
Derivative liabilities, Fair value	[1]	17,739	16,191
Derivatives used for trading and non-trading purposes [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2]	3,156,707	2,955,649
Derivative assets, Fair value	[2]	18,160	15,986
Derivative liabilities, Fair value	[1],[2]	17,651	16,177
Derivatives used for trading and non-trading purposes [Member] | Equity contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2]	34,526	40,396
Derivative assets, Fair value	[2]	974	1,402
Derivative liabilities, Fair value	[1],[2]	1,457	2,229
Derivatives used for trading and non-trading purposes [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2]	2,769,546	2,524,407
Derivative assets, Fair value	[2]	11,938	9,617
Derivative liabilities, Fair value	[1],[2]	10,865	9,023
Derivatives used for trading and non-trading purposes [Member] | Credit contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2]	37,572	38,850
Derivative assets, Fair value	[2]	443	455
Derivative liabilities, Fair value	[1],[2]	514	523
Derivatives used for trading and non-trading purposes [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2]	314,763	351,662
Derivative assets, Fair value	[2]	4,804	4,511
Derivative liabilities, Fair value	[1],[2]	4,814	4,402
Derivatives used for trading and non-trading purposes [Member] | Commodity contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1],[2]	300	334
Derivative assets, Fair value	[2]	1	1
Derivative liabilities, Fair value	[1],[2]	1	0
Derivatives designated as hedging instruments [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1]	2,311	1,298
Derivative assets, Fair value		2	20
Derivative liabilities, Fair value	[1]	88	14
Derivatives designated as hedging instruments [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1]	2,166	1,168
Derivative assets, Fair value			15
Derivative liabilities, Fair value	[1]	88	14
Derivatives designated as hedging instruments [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Total Notional	[1]	145	130
Derivative assets, Fair value		2	5
Derivative liabilities, Fair value				[1]

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
[2]	As of March 31, 2021 and 2022, the amounts reported include derivatives used for non-trading purposes other than those designated as fair value or net investment accounting hedges. These amounts have not been separately presented since such amounts were not significant.